Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2018
Registrant Name	dei_EntityRegistrantName	Hartford Funds NextShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001638024
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2018
Prospectus Date	rr_ProspectusDate	Dec. 04, 2017
Hartford Global Impact NextShares Fund | Hartford Global Impact NextShares Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFGIC